Mid-Cap 1.5x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.93%	10.34%		9.68%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.60%	8.57%		9.07%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.22%	6.76%		8.05%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.07%	5.93%		6.94%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.98%	8.32%		9.35%